EXPENSES BY NATURE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Employee benefits	$ 1,678.6	$ 1,308.1
Transfer and disposal costs	1,235.7	1,002.0
Interest and other finance costs	434.1	597.6
Depreciation of property and equipment	931.8	810.6
Amortization of intangible assets	461.2	427.0
Other expense	559.4	402.2
Transaction costs	64.2	60.1
IPO transaction costs	0.0	46.2
Acquisition, rebranding and other integration costs	25.1	11.4
Maintenance and repairs	357.5	261.2
Fuel costs	230.6	147.8
Loss (gain) on foreign exchange	16.2	(37.3)
Share-based payments	45.7	37.9
Loss on sale of property and equipment	1.9	4.6
Gain on divestiture	(153.3)	0.0
Mark-to-market loss on Purchase Contracts	349.6	449.2
Impairment and other charges	0.0	21.4
Deferred purchase consideration	0.0	2.0
Total expenses by nature	$ 6,238.3	5,552.0
Other Expense
Disclosure of attribution of expenses by nature to their function [line items]
Amount of reclassifications or changes in presentation		5.9
Fuel Expense
Disclosure of attribution of expenses by nature to their function [line items]
Amount of reclassifications or changes in presentation		$ 11.2